Segment Information Level 4 (Details) - Geographic Net Sales (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 4,890		$ 4,756		$ 5,207
United States [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	2,109	[1]	2,005	[1]	2,130	[1]
Netherlands [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	887	[1]	902	[1]	1,051	[1]
Germany [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	280	[1]	298	[1]	402	[1]
Canada [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	357	[1]	336	[1]	304	[1]
Other international [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 1,257	[1]	$ 1,215	[1]	$ 1,320	[1]

[1]	Sales are attributed to the country in which the individual business locations reside.